Reserves	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Reserves
Note 16. Reserves

	Consolidated
	December 2024	June 2024
	$	$
Foreign currency reserve	(575,856)	(750,192)
Share-based payments reserve	4,019,099	4,224,947

	3,443,243	3,474,755

Foreign currency reserve
The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.
Share-based payments reserve
The reserve is used to recognise the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.
Share based payments reserve for Employee Share Option Plan
During the half year there were no issues under the Employee Share Option Plan